Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal income tax benefit attributable to:
Current Operations	$ 1,565,297	$ 126,017
Less: valuation allowance	$ (1,565,297)	$ (126,017)
Net provision for Federal income taxes